INCOME TAXES - Operating Loss Carryforwards (Details) CAD in Thousands	Dec. 31, 2017 CAD
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	CAD 1,223,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	CAD 854,000